Listed Private Equity Plus Fund
Investment Objective
The Fund's primary goal is to achieve long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 10 of the Fund's Prospectus.

Shareholder Fees fees paid directly from your investment)
Shareholder Fees Listed Private Equity Plus Fund (USD $)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net assets)	1.00%	none
Redemption Fee (as a percentage of amounts redeemed within 30 days of purchase)	2.00%	2.00%
Wire Transfer Fee	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Listed Private Equity Plus Fund		Class A	Class C
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.34%	1.34%
Acquired Fund Fees and Expenses	[1]	2.25%	2.25%
Total Annual Fund Operating Expenses		5.09%	5.84%
Fee Waivers and Expense Reimbursement	[2]	(0.60%)	(0.60%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		4.49%	5.24%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses through October 31, 2013. This agreement may only be terminated by the Fund's Board of Trustees on 60 days written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example of Hypothetical Fund Costs:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for fee waiver and/or expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Listed Private Equity Plus Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	999	1,963	2,925	5,321
Class C	523	1,679	2,815	5,573

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2012 was 566%.
Principal Investment Strategies

The Fund intends to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies that are primarily engaged in private equity. A company is "primarily engaged in private equity" if:

·    a majority of its income is earned from private equity investments or transactions,

·    a majority of its assets are invested in private equity, or

·    it is a closed-end or open-end investment company that invests primarily in private equity investments, listed private equity funds or listed private equity fund-of-funds.

The Fund invests in publicly listed financial institutions and investment vehicles whose primary business is private equity investing. This includes mezzanine debt, venture capital investing, buy-outs, and seed investing in unlisted companies, as well as holding companies that have significant private equity holdings or specialty companies that have a specific private equity core competency. The Fund’s investments may also include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs), investment banks and merchant banking firms.

               The Fund will invest primarily in private equity related companies of all capitalizations traded on stock exchanges in the United States and on foreign stock exchanges (“Universe”). The Advisor selects equity securities based on fundamental, bottom up research. These securities consist of common stocks and securities having the characteristics of common stocks, including sponsored and unsponsored American Depositary Receipts (ADRs). The Fund will typically hold between 30 and 60 securities at any time; however, from time to time, there may be more or less than this range. The Fund will sell a security when the Advisor believes a new opportunity is superior to an existing position, or when the adviser believes the position has reached its full valuation.

The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The Fund is managed by Vista Research and Management, LLC (the "Advisor").

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk. The Fund is actively managed. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Smaller Capitalization Stock Risk. The earnings and prospects of smaller-sized companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Private Equity Company Risk. Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs that can limit or negatively impact the performance of the company.

Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Foreign Exposure Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Depositary Receipts.  The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Valuation Risk. Stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Non-Diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Turnover Risk.  The Fund may have higher than average portfolio turnover, which may result in higher transactional and brokerage costs.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at www.vrmfunds.com or by calling 1-877-477-7373.

Annual Total Returns

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 33.58% (quarter ended June 30, 2009), and the lowest return for a quarter was (42.69%) (quarter ended December 31, 2008). The Fund’s Class A year-to-date return for the period ended September 30, 2012 was 6.37%.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Listed Private Equity Plus Fund	1 Year	Since Inception
- Comparison Index - S&P Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	(24.40%)	(18.35%)	[1]
Class A	(31.43%)	(20.35%)	[1]
Class A Return After Taxes on Distributions	(32.91%)	(21.27%)	[1]
Class A Return After Taxes on Distributions and Sale of Fund Shares	(19.47%)	(16.36%)	[1]
Class C	(28.01%)	(20.00%)	[1]
[1]	Fund Inception Date 7/2/2007.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Listed Private Equity Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary goal is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 10 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2012 was 566%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	566.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Hypothetical Fund Costs:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for fee waiver and/or expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies that are primarily engaged in private equity. A company is "primarily engaged in private equity" if:

·    a majority of its income is earned from private equity investments or transactions,

·    a majority of its assets are invested in private equity, or

·    it is a closed-end or open-end investment company that invests primarily in private equity investments, listed private equity funds or listed private equity fund-of-funds.

The Fund invests in publicly listed financial institutions and investment vehicles whose primary business is private equity investing. This includes mezzanine debt, venture capital investing, buy-outs, and seed investing in unlisted companies, as well as holding companies that have significant private equity holdings or specialty companies that have a specific private equity core competency. The Fund’s investments may also include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs), investment banks and merchant banking firms.

               The Fund will invest primarily in private equity related companies of all capitalizations traded on stock exchanges in the United States and on foreign stock exchanges (“Universe”). The Advisor selects equity securities based on fundamental, bottom up research. These securities consist of common stocks and securities having the characteristics of common stocks, including sponsored and unsponsored American Depositary Receipts (ADRs). The Fund will typically hold between 30 and 60 securities at any time; however, from time to time, there may be more or less than this range. The Fund will sell a security when the Advisor believes a new opportunity is superior to an existing position, or when the adviser believes the position has reached its full valuation.

The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The Fund is managed by Vista Research and Management, LLC (the "Advisor").

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk. The Fund is actively managed. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Smaller Capitalization Stock Risk. The earnings and prospects of smaller-sized companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Private Equity Company Risk. Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs that can limit or negatively impact the performance of the company.

Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Foreign Exposure Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Depositary Receipts.  The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Valuation Risk. Stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Non-Diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Turnover Risk.  The Fund may have higher than average portfolio turnover, which may result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at www.vrmfunds.com or by calling 1-877-477-7373.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-477-7373
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vrmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Annual Return 2008	rr_AnnualReturn2008	(61.63%)
Annual Return 2009	rr_AnnualReturn2009	42.82%
Annual Return 2010	rr_AnnualReturn2010	16.47%
Annual Return 2011	rr_AnnualReturn2011	(27.29%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 33.58% (quarter ended June 30, 2009), and the lowest return for a quarter was (42.69%) (quarter ended December 31, 2008). The Fund’s Class A year-to-date return for the period ended September 30, 2012 was 6.37%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.69%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Listed Private Equity Plus Fund | - Comparison Index - S&P Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.35%)	[3]
Listed Private Equity Plus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amounts redeemed within 30 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.09%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	4.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	999
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,963
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,925
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,321
1 Year	rr_AverageAnnualReturnYear01	(31.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.35%)	[3]
Listed Private Equity Plus Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(32.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.27%)	[3]
Listed Private Equity Plus Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.36%)	[3]
Listed Private Equity Plus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net assets)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amounts redeemed within 30 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.84%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	5.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	523
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,815
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,573
1 Year	rr_AverageAnnualReturnYear01	(28.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.00%)	[3]
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses through October 31, 2013. This agreement may only be terminated by the Fund's Board of Trustees on 60 days written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.
[3]	Fund Inception Date 7/2/2007.